Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
Commitments and Contingencies

9. Commitments and Contingencies

The Company is not a party to the lease for the facility it previously shared with the Relamorelin Company. In November 2015, the Company entered into a Lease Agreement for an office facility at 500 Boylston Street, Boston, Massachusetts. The lease term commenced in May 2016 and has a term of 5 years with a five -year renewal option to extend the lease. Rent expense for the years ended December 31, 2017 and 2016 was $215 and $179, respectively.

Future minimum payments under the Lease Agreement as of December 31, 2017, are as follows:

2018	$298
2019	305
2020	311
2021	131
Total	$1,045